9. Production Loan Facility (Details Narrative) - Llama Productions [Member] - USD ($)	7 Months Ended	9 Months Ended	12 Months Ended
	Aug. 08, 2016	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit line initiation date	Aug. 08, 2016		Aug. 08, 2016
Credit line term	40 months		40 months
Credit line interest rate	Prime plus 1% or one, three, or six month LIBOR plus 3.25%		Either Prime plus 1% or one, three, or six month LIBOR plus 3.25%
Credit line effective interest rates			5.53% and 6.14%
Credit line maximum	$ 5,275,000
Gross borrowings under the facility		$ 3,182,985	$ 2,241,759	$ 4,436,528
Payment of financing costs		132,569	63,561	113,885
Net borrowings under the facility		$ 3,050,416	$ 2,178,198	$ 4,322,643